Summary of Significant Accounting Policies	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 26, 2021	Dec. 31, 2020	Dec. 26, 2020
Summary of Significant Accounting Policies

2.    Summary of Significant Accounting Policies

Basis of Presentation

Our accompanying financial statements include the accounts of the Company and have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC. The interim financial information provided is unaudited, but includes all adjustments which management considers necessary for the fair presentation of the results for these periods. Operating results for interim periods are not necessarily indicative of the results that may be expected for the full year period and should be read in conjunction with the Company’s audited financial statements and notes thereto included in the Company’s Form 10-K/A filed with the SEC on May 3, 2021.

Use of Estimates

The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates in the accompanying financial statements include the valuation of equity instruments recorded as warrant derivative liabilities.

Emerging Growth Company

Prior to the completion of the Business Combination on July 14, 2021, the Company was an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933 (as amended, the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of June 30, 2021 and December 31, 2020.

Cash consists of proceeds from the Public Offering and Private Placement held outside of the Trust Account and may be used to pay for business, legal and accounting due diligence for the Business Combination and continuing general and administrative expenses.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts with a financial institution which may exceed the Federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and the Company believes that it is not exposed to significant risks on such accounts.

Fair Value of Financial Instruments

The Company classifies financial instruments under FASB ASC 820, “Fair Value Measurement,” for its financial assets and liabilities that are reported at fair value at each reporting period. Our financial instruments that are subject to fair value measurements consist of cash and marketable securities held in trust and warrant derivative liability. The carrying value of the Company’s cash and cash equivalents, and accrued liabilities, approximates their fair value due to the short-term nature of such instruments. See Note 8 for further information.

Offering Costs

Total offering costs were $775,000 and consisted of legal, accounting, and other costs incurred in connection with the formation and preparation of the Public Offering. Underwriting commissions for the Public Offering were $27,500,000, of which $17,500,000 were deferred until the completion of the Business Combination. Because the Public Warrants have been accounted for as a liability at fair value instead of equity, the Company applied the relative fair value method and allocated apportion of offering costs and underwriting commissions to expenses with the remainder charged to additional paid in capital at the closing of the Public Offering.

Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities are $113,018 as of June 30, 2021, and primarily consist of accounting and legal expenses related to the Business Combination and Delaware franchise tax expenses.

Warrant Liabilities

In accordance with FASB ASC 815-40, Derivatives and Hedging: Contracts in an Entities Own Equity, entities must consider whether to classify contracts that may be settled in its own stock, such as warrants, as equity of the entity or as an asset or liability. If an event that is not within the entity’s control could require net cash settlement, then the contract should be classified as an asset or a liability rather than as equity. We have determined because the terms of Public Warrants include a provision that entitles all warrantholders to cash for their warrants in the event of a qualifying cash tender offer, while only certain of the holders of the underlying shares of common stock would be entitled to cash, our warrants should be classified as liability measured at fair value, with changes in fair value each period reported in earnings. Volatility in our Common Stock and Public Warrants may result in significant changes in the value of the derivatives and resulting gains and losses on our statement of operations.

Income (Loss) Per Common Share

Basic income (loss) per common share is computed by dividing net income (loss) applicable to common stockholders by the weighted average number of common shares outstanding during the period. All shares of Class B common stock are assumed to convert to shares of Class A common stock on a one-for-one basis. Consistent with FASB ASC 480, shares of Class A common stock subject to possible redemption, as well as their pro rata share of undistributed trust earnings consistent with the two-class method, have been excluded from the calculation of income (loss) per common share for the three and six months ended June 30, 2021 and 2020. Such shares, if redeemed, only participate in their pro rata share of trust earnings, see Note 3. Diluted income (loss) per share includes the incremental number of shares of common stock to be issued in connection with the conversion of Class B common stock or to settle warrants, as calculated using the treasury stock method. For the three and six months ended June 30, 2021 and 2020, the Company did not have any dilutive warrants, securities or other contracts that could, potentially, be exercised or converted into common stock. As a result, diluted income (loss) per common share is the same as basic income (loss) per common share for all periods presented. Further, in accordance with FASB ASC 260, the income (loss) per share calculation reflects the effect of the stock splits as discussed in Note 3 for all periods presented.

A reconciliation of net income (loss) per common share as adjusted for the portion of income that is attributable to common stock subject to redemption is as follows:

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Numerator:
Net loss - basic and diluted	$(30,799,160)	$—	$(20,079,161)	$—
Less: Income attributable to common stock subject to possible redemption	—	—	—	—
Net loss available to common shares	$(30,799,160)	$—	$(20,079,161)	$—
Demoninator:
Weighted average number of shares - basic	16,954,225	6,037,500	18,394,339	6,037,500
Warrants	—	—	—	—
Weighted average number of shares - diluted	16,954,225	6,037,500	18,394,339	6,037,500
Basic and diluted loss available to common shares	$(1.82)	$—	$(1.09)	$—

Income Taxes

The Company was taxed as a limited liability company prior to August 24, 2020, therefore all tax implications were the responsibility of its member. As of August 24, 2020, the Company elected to be taxed as a C Corporation. The Company complies with the accounting and reporting requirements of FASB ASC 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

There were no unrecognized tax benefits as of June 30, 2021 and 2020. FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties at June 30, 2021 and 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The effective tax rate was 21.0% for all periods presented. The Company recorded a deferred tax benefit of $201,424 on the Net Operating Loss in the three and six months ended June 30, 2021. In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the three and six months ended June 30, 2021, the change in the valuation allowance was $201,424 which resulted in no income tax expense (benefit) for this period.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

3.    Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements include the accounts of the Company and have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Use of Estimates

The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accountant standards used.

Cash and Cash equivalents

The Company considers cash equivalents to be all short-term investments with an original maturity of three months or less when purchased. The Company did not have any cash equivalents as of December 31, 2020 and 2019.

Cash consists of proceeds from the Public Offering and Private Placement held outside of the Trust Account and may be used to pay for business, legal and accounting due diligence for the Business Combination and continuing general and administrative expenses.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts with a financial institution which may exceed the Federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and the Company believes that it is not exposed to significant risks on such accounts.

Fair Value of Financial Instruments

The Company classifies financial instruments under FASB ASC 820, “Fair Value Measurement,” for its financial assets and liabilities that are reported at fair value at each reporting period.

The carrying value of the Company’s cash and cash equivalents, and accrued liabilities, approximates their fair value due to the short-term nature of such instruments.

Our financial instruments that are subject to fair value measurements consist of our warrant derivative liability. Fair value is measured based on an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions market participants would use in pricing an asset or liability. Assets and liabilities measured at fair value are based on a market valuation approach using prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. As a basis for considering such assumptions, a three-tiered fair value hierarchy is established, which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs, other than the quoted prices in active markets that are observable, either directly or indirectly; and (Level 3) unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions. See Note 9 for further information.

Offering Costs

Total offering costs were $775,000 and consisted of legal, accounting, other costs incurred in connection with the formation and preparation of the Public Offering. Underwriting commissions for the Public Offering were $27,500,000, of which $17,500,000 have been deferred until the completion of the Business Combination. Because the Public Warrants have been accounted for as a liability at fair value instead of equity, the Company applied the relative fair value method and allocated a portion of offering costs and underwriting commissions to expenses with the remainder charged to additional paid in capital at the closing of the Offering.

Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities were $127,450 as of December 31, 2020, and primarily consist of Delaware franchise tax expenses and costs incurred for the formation and preparation of the Public Offering with corresponding amounts charged to Offering costs.

Warrant Liabilities

In accordance with ASC 815-40, Derivatives and Hedging: Contracts in an Entities Own Equity, entities must consider whether to classify contracts that may be settled in its own stock, such as warrants, as equity of the entity or as an asset or liability. If an event that is not within the entity’s control could require net cash settlement, then the contract should be classified as an asset or a liability rather than as equity. We have determined because the terms of Public Warrants include a provision that entitles all warrantholders to cash for their warrants in the event of a qualifying cash tender offer, while only certain of the holders of the underlying shares of common stock would be entitled to cash, our warrants should be classified as liability measured at fair value, with changes in fair value each period reported in earnings. Volatility in our Common Stock and Public Warrants may result in significant changes in the value of the derivatives and resulting gains and losses on our statement of operations.

Loss Per Common Share

Basic loss per common share is computed by dividing net loss applicable to common stockholders by the weighted average number of common shares outstanding during the period. All shares of Class B common stock are assumed to convert to shares of Class A common stock on a one-for-one basis. Consistent with FASB ASC 480, shares of Class A common stock subject to possible redemption, as well as their pro rata share of undistributed trust earnings consistent with the two-class method, have been excluded from the calculation of loss per common share for the years ended December 31, 2020, 2019 and the period from March 13, 2018 (inception) to December 31, 2018. Such shares, if redeemed, only participate in their pro rata share of trust earnings, see Note 3. Diluted loss per share includes the incremental number of shares of common stock to be issued in connection with the conversion of Class B common stock or to settle warrants, as calculated using the treasury stock method. For the years ended December 31, 2020, 2019 and the period from March 13, 2018 (inception) to December 31, 2018, the Company did not have any dilutive warrants, securities or other contracts that could, potentially, be exercised or converted into common stock. As a result, diluted loss per common share is the same as basic loss per common share for all periods presented. Further, in accordance with FASB ASC 260, the loss per share calculation reflects the effect of the stock splits as discussed in Note 4 for all periods presented.

See Note 10 for further information.

Income Taxes

The Company was taxed as a limited liability company prior to August 24, 2020, therefore all tax implications were the responsibility of its member As of August 24, 2020 the Company elected to be taxes as a C Corporation. The Company complies with the accounting and reporting requirements of FASB ASC, 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

There were no unrecognized tax benefits as of December 31, 2020, 2019 and 2018. FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties at December 31, 2020, 2019 and 2018. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

See Note 11 for further information.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Hman Group holdings Inc and subsidiaries
Summary of Significant Accounting Policies

2.   Summary of Significant Accounting Policies:

The significant accounting policies should be read in conjunction with the significant accounting policies included in the financial statements for the year ended December 26, 2020.

Use of Estimates in the Preparation of Financial Statements:

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses for the reporting periods. Actual results may differ from these estimates.

The extent to which COVID-19 impacts the Company’s business and financial results will depend on numerous evolving factors including, but not limited to: the magnitude and duration of COVID-19, the extent to which it will impact worldwide macroeconomic conditions including interest rates, employment rates and health insurance coverage, the speed of the anticipated recovery, and governmental and business reactions to the pandemic. The Company assessed certain accounting matters that generally require consideration of forecasted financial information in context with the information reasonably available to the Company and the unknown future impacts of COVID-19 as of June 26, 2021 and through the date of this report. The accounting matters assessed included, but were not limited to the carrying value of the goodwill and other long-lived assets. While there was not a material impact to the Company’s consolidated financial statements as of and for the quarter ended June 26, 2021, the Company’s future assessment of the magnitude and duration of COVID-19, as well as other factors, could result in material impacts to the Company’s Consolidated Financial Statements in future reporting periods.

Revenue Recognition:

Revenue is recognized when control of goods or services is transferred to our customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. Sales and other taxes the Company collects concurrent with revenue-producing activities are excluded from revenue.

The Company offers a variety of sales incentives to its customers primarily in the form of discounts and rebates. Discounts are recognized in the consolidated financial statements at the date of the related sale. Rebates are based on the revenue to date and the contractual rebate percentage to be paid. A portion of the cost of the rebate is allocated to each underlying sales transaction. Discounts and rebates are included in the determination of net sales.

The Company also establishes reserves for customer returns and allowances. The reserve is established based on historical rates of returns and allowances. The reserve is adjusted quarterly based on actual experience. Returns and allowances are included in the determination of net sales.

The following table displays our disaggregated revenue by product category:

	Thirteen weeks ended June 26, 2021
	Hardware and	Robotics and Digital
	Protective Solutions	Solutions	Canada	Total Revenue
Fastening and Hardware	$201,208	$—	$45,826	$247,034
Personal Protective	61,921	—	178	62,099
Keys and Key Accessories	—	50,289	206	50,495
Engraving	—	16,004	25	16,029
Resharp	—	58	—	58
Consolidated	$263,129	$66,351	$46,235	$375,715

	Thirteen weeks ended June 27, 2020
	Hardware and	Robotics and Digital
	Protective Solutions	Solutions	Canada	Total Revenue
Fastening and Hardware	$190,572	$—	$34,726	$225,298
Personal Protective	78,927	—	66	78,993
Keys and Key Accessories	—	30,649	220	30,869
Engraving	—	11,542	1	11,543
Resharp	—	7	—	7
Consolidated	$269,499	$42,198	$35,013	$346,710

	Twenty-six weeks ended June 26, 2021
	Hardware and	Robotics and Digital
	Protective Solutions	Solutions	Canada	Total Revenue
Fastening and Hardware	$367,810	$—	$79,917	$447,727
Personal Protective	146,248	—	191	146,439
Keys and Key Accessories	—	92,383	567	92,950
Engraving	—	29,782	33	29,815
Resharp	—	65	—	65
Consolidated	$514,058	$122,230	$80,708	$716,996

	Twenty-six weeks ended June 27, 2020
	Hardware and	Robotics and Digital
	Protective Solutions	Solutions	Canada	Total Revenue
Fastening and Hardware	$340,956	$—	$60,047	$401,003
Personal Protective	141,720	—	66	141,786
Keys and Key Accessories	—	74,027	1,249	75,276
Engraving	—	24,461	3	24,464
Resharp	—	17	—	17
Consolidated	$482,676	$98,505	$61,365	$642,546

The following table disaggregates our revenue by geographic location:

	Thirteen weeks ended June 26, 2021
	Hardware and	Robotics and Digital
	Protective Solutions	Solutions	Canada	Total Revenue
United States	$257,742	$65,739	$—	$323,481
Canada	2,050	612	46,235	48,897
Mexico	3,337	—	—	3,337
Consolidated	$263,129	$66,351	$46,235	$375,715

	Thirteen weeks ended June 27, 2020
	Hardware and	Robotics and Digital
	Protective Solutions	Solutions	Canada	Total Revenue
United States	$265,702	$41,837	$—	$307,539
Canada	1,272	361	35,013	36,646
Mexico	2,525	—	—	2,525
Consolidated	$269,499	$42,198	$35,013	$346,710

	Twenty-six weeks ended June 26, 2021
	Hardware and	Robotics and Digital
	Protective Solutions	Solutions	Canada	Total Revenue
United States	$504,539	$121,039	$—	$625,578
Canada	3,279	1,191	80,708	85,178
Mexico	6,240	—	—	6,240
Consolidated	$514,058	$122,230	$80,708	$716,996

	Twenty-six weeks ended June 27, 2020
	Hardware and	Robotics and Digital
	Protective Solutions	Solutions	Canada	Total Revenue
United States	$475,376	$97,683	$—	$573,059
Canada	2,541	822	61,365	64,728
Mexico	4,759	—	—	4,759
Consolidated	$482,676	$98,505	$61,365	$642,546

Our revenue by geography is allocated based on the location of our sales operations. Our Hardware and Protective Solutions segment contains sales of Big Time personal protective equipment into Canada. Our Robotics and Digital Solutions segment contains sales of MinuteKey Canada.

Hardware and Protective Solutions revenues consist primarily of the delivery of fasteners, anchors, specialty fastening products, and personal protective equipment such as gloves and eye-wear as well as in-store merchandising services for the related product category.

Robotics and Digital Solutions revenues consist primarily of sales of keys and identification tags through self service key duplication and engraving kiosks. It also includes our associate-assisted key duplication systems and key accessories.

Canada revenues consist primarily of the delivery to Canadian customers of fasteners and related hardware items, threaded rod, keys, key duplicating systems, accessories, personal protective equipment, and identification items as well as in-store merchandising services for the related product category.

The Company’s performance obligations under its arrangements with customers are providing products, in-store merchandising services, and access to key duplicating and engraving equipment. Generally, the price of the merchandising services and the access to the key duplicating and engraving equipment is included in the price of the related products. Control of products is transferred at the point in time when the customer accepts the goods, which occurs upon delivery of the products. Judgment is required in determining the time at which to recognize revenue for the in-store services and the access to key duplicating and engraving equipment. Revenue is recognized for in-store service and access to key duplicating and engraving equipment as the related products are delivered, which approximates a time-based recognition pattern. Therefore, the entire amount of consideration related to the sale of products, in-store merchandising services, and access to key duplicating and engraving equipment is recognized upon the delivery of the products.

The costs to obtain a contract are insignificant, and generally contract terms do not extend beyond one year. Therefore, these costs are expensed as incurred. Freight and shipping costs and the cost of our in-store merchandising services teams are recognized in selling, general, and administrative expense when control over products is transferred to the customer.

2.  Summary of Significant Accounting Policies:

Cash and Cash Equivalents:

Cash and cash equivalents consist of commercial paper, U.S. Treasury obligations, and other liquid securities purchased with initial maturities less than 90 days and are stated at cost which approximates fair value. The Company has foreign bank balances of approximately $9,279 and $9,301 at December 26, 2020 and December 28, 2019, respectively. The Company maintains cash and cash equivalent balances with financial institutions that exceed federally insured limits. The Company has not experienced any losses related to these balances. Management believes its credit risk is minimal.

Restricted Investments:

The Company’s restricted investments are trading securities carried at fair market value which represent assets held in a Rabbi Trust to fund deferred compensation liabilities owed to the Company’s employees. The current portion of the investments is included in other current assets and the long term portion in other assets on the accompanying Consolidated Balance Sheets. See Note 9 — Deferred Compensation Plan.

Accounts Receivable and Allowance for Doubtful Accounts:

The Company establishes the allowance for doubtful accounts using the specific identification method and also provides a reserve in the aggregate. The estimates for calculating the aggregate reserve are based on the financial condition of the customers, the length of time receivables are past due, historical collection experience, current economic trends, and reasonably supported forecasts. Increases to the allowance for doubtful accounts result in a corresponding expense. The Company writes off individual accounts receivable when collection becomes improbable. The allowance for doubtful accounts was $2,395 and $1,891 as of December 26, 2020 and December 28, 2019, respectively.

In the years ended December 26, 2020 and December 28, 2019, the Company entered into agreements to sell, on an ongoing basis and without recourse, certain trade accounts receivable. The buyer is responsible for servicing the receivables. The sale of the receivables is accounted for in accordance with Financial Accounting Standards Board (“FASB”) ASC 860, Transfers and Servicing. Under that guidance, receivables are considered sold when they are transferred beyond the reach of the Company and its creditors, the purchaser has the right to pledge or exchange the receivables, and the Company has surrendered control over the transferred receivables. The Company has received proceeds from the sales of trade accounts receivable of approximately $323,715 and $292,432 for the years ended December 26, 2020 and December 28, 2019, respectively, and has included the proceeds in net cash provided by operating activities in the Consolidated Statements of Cash Flows. Related to the sale of accounts receivable, the Company recorded losses of approximately $1,782 and $2,923 for the years ended December 26, 2020 and December 28, 2019, respectively.

Inventories:

Inventories consisting predominantly of finished goods are valued at the lower of cost or net realizable value, cost being determined principally on the standard cost method. The historical usage rate is the primary factor used in assessing the net realizable value of excess and obsolete inventory. A reduction in the carrying value of an inventory item from cost to net realizable value is recorded for inventory with excess on-hand quantities as determined based on historic and projected sales, product category, and stage in the product life cycle.

Property and Equipment:

Property and equipment are carried at cost and include expenditures for new facilities and major renewals. For financial accounting purposes, depreciation is computed on the straight-line method over the estimated useful lives of the assets, generally 2 to 15 years. Assets acquired under finance leases are depreciated over the terms of the related leases. Maintenance and repairs are charged to expense as incurred. The Company capitalizes certain costs that are directly associated with the development of internally developed software, representing the historical cost of these assets. Once the software is completed and placed into service, such costs are amortized over the estimated useful lives. When assets are sold or otherwise disposed of, the cost and related accumulated depreciation are removed from their respective accounts, and the resulting gain or loss is reflected in income (loss) from operations.

Property and equipment, net, consists of the following at December 26, 2020 and December 28, 2019:

	Estimated
	Useful Life
	(Years)	2020	2019
Leasehold improvements	life of lease	$11,506	$10,982
Machinery and equipment	2 – 10	334,643	308,096
Computer equipment and software	2 – 5	61,737	60,412
Furniture and fixtures	6 – 8	5,467	2,749
Construction in process		5,352	2,712
Property and equipment, gross		418,705	384,951
Less: Accumulated depreciation		236,031	179,791
Property and equipment, net		$182,674	$205,160

Goodwill:

The Company has adopted ASU 2017-04, Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which eliminates Step 2 from the goodwill impairment test and instead requires an entity to perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. If, after assessing the totality of events or circumstances, the Company determines that the fair value of a reporting unit is less than the carrying value, then the Company would recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value, not to exceed the total amount of goodwill allocated to the reporting unit.

The Company’s annual impairment assessment is performed for its reporting units as of October 1st. With the assistance of an independent third-party specialist, management assessed the value the of the reporting units based on a discounted cash flow model and multiple of earnings. Assumptions critical to our fair value estimates under the discounted cash flow model include the discount rate and projected average revenue growth. The results of the quantitative assessment in 2020, 2019, and 2018 indicated that the fair value of each reporting unit was in excess of its carrying value. Therefore goodwill was not impaired as of our annual testing dates. In our annual review of goodwill for impairment in the fourth quarter of 2020, the fair value of each reporting unit exceeded its carrying value by over 5% of its carrying value.

No impairment charges were recorded in the years ended December 26, 2020, December 28, 2019, or December 29, 2018.

Goodwill for the year ended December 28, 2019 has been restated due to the correction of errors in the accounting for income taxes related to the valuation allowance against deferred tax assets, which impacted our net deferred tax liabilities. See Note 1 — Basis of Presentation for additional details.

In the year ended December 28, 2019, the Company reorganized its operating segments. In connection with the reorganization, reporting units were moved between operating segments, and the Company re-allocated the goodwill for the historic United States reporting unit between the current U.S. Fastening and Hardware and U.S. Robotics and Digital solutions reporting units based on the relative fair value. The Company tested the historic reporting unit for impairment pre-allocation and the two new reporting units post-allocation. No impairment was noted.

Goodwill amounts by reportable segment are summarized as follows:

	Goodwill at
	December 29, 2019				Goodwill at
	As Restated	Acquisitions	Disposals	Other(1)	December 26, 2020
Hardware and Protective Solutions	$565,780	$—	$—	$(202)	$565,578
Robotics and Digital Solutions	220,936	—	—	—	220,936
Canada	29,134	—	—	552	29,686
Total	$815,850	$—	$—	$350	$816,200
(1)	The “Other” change to goodwill relates to adjustments resulting from fluctuations in foreign currency exchange rates for the Canada and Mexico reporting units.

Intangible Assets:

Intangible assets arise primarily from the determination of their respective fair market values at the date of acquisition. With the exception of certain trade names, intangible assets are amortized on a straight-line basis over periods ranging from 5 to 20 years, representing the period over which the Company expects to receive future economic benefits from these assets.

Other intangibles, net, as of December 26, 2020 and December 28, 2019 consist of the following:

	Estimated
	Useful Life
	(Years)	December 26, 2020	December 28, 2019
Customer relationships	13 – 20	$941,648	$941,305
Trademarks – Indefinite	Indefinite	85,603	85,517
Trademarks – Other	5 – 15	26,400	26,700
Technology and patents	7 – 12	63,749	60,968
Intangible assets, gross		1,117,400	1,114,490
Less: Accumulated amortization		291,434	232,060
Intangible assets, net		$825,966	$882,430

Estimated annual amortization expense for intangible assets subject to amortization at December 26, 2020 for the next five fiscal years is as follows:

Amortization
Fiscal Year Ended	Expense
2021	$59,608
2022	$59,608
2023	$59,608
2024	$59,608
2025	$58,858

The Company also evaluates indefinite-lived intangible assets (primarily trademarks and trade names) for impairment annually or more frequently if events and circumstances indicate that it is more likely than not that the fair value of an indefinite-lived intangible asset is below its carrying amount. With the assistance of an independent third-party specialist, management assessed the fair value of our indefinite-lived intangible assets based on a relief from royalties model. An impairment charge is recorded if the carrying amount of an indefinite-lived intangible asset exceeds the estimated fair value on the measurement date. No impairment charges related to indefinite-lived intangible assets were recorded by the Company in 2020, 2019, or 2018 as a result of the quantitative annual impairment test.

Long-Lived Assets:

Long-lived assets, such as property plant and equipment and definite-lived intangibles assets, are reviewed for impairment whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by the asset or asset group to its carrying value. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its’ fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values, and third-party independent appraisals, as considered necessary. In the year ended December 28, 2019, the Company recorded an impairment charge of $7,887 related to the loss on the disposal of our FastKey self-service duplicating kiosks and related assets in our Robotics and Digital Solutions operating segment. In the fiscal year ended December 29, 2018, the Company recorded impairment charges of $837 related to exiting certain lines of business in our Canada segment, see Note 15 — Restructuring for more details. All of the aforementioned impairment charges incurred were included within the respective other income/expense on the Consolidated Statements of Comprehensive Income (Loss). Approximately 95% of the Company’s long-lived assets are held within the United States.

Income Taxes:

Deferred income taxes are computed using the asset and liability method. Under this method, deferred income taxes are recognized for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which the temporary differences are expected to reverse. Valuation allowances are provided for tax benefits where management estimates it is more likely than not that certain tax benefits will not be realized. Adjustments to valuation allowances are recorded for changes in utilization of the tax related item. See Note 6 — Income Taxes for additional information.

In accordance with guidance regarding the accounting for uncertainty in income taxes, the Company recognizes a tax position if, based solely on its technical merits, it is more likely than not to be sustained upon examination by the relevant taxing authority. If a tax position does not meet the more likely than not recognition threshold, the Company does not recognize the benefit of that position in its Consolidated Financial Statements. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefit to be recognized in the Consolidated Financial Statements.

Contingent Consideration:

Contingent Consideration relates to the potential payment for an acquisition that is contingent upon the achievement of the acquired business meeting certain product development milestones and/or certain financial performance milestones. The Company records contingent consideration at fair value at the date of acquisition based on the consideration expected to be transferred. The estimated fair value of the contingent consideration was determined using a Monte Carlo analysis examining the frequency and mean value of the resulting payments. The resulting value captures the risk associated with the form of the payout structure. The risk neutral method is applied, resulting in a value that captures the risk associated with the form of the payout structure and the projection risk. The assumptions utilized in the calculation based on financial performance milestones include projected revenue and/or EBITDA amounts, volatility and discount rates. For potential payments related to product development milestones, we estimated the fair value based on the probability of achievement of such milestones. The assumptions utilized in the calculation of the acquisition date fair value include probability of success and the discount rates. Contingent consideration involves certain assumptions requiring significant judgment and actual results may differ from assumed and estimated amounts.

Risk Insurance Reserves:

The Company self-insures our product liability, automotive, and workers’ compensation liability losses up to $250 per occurrence. General liability losses are self-insured up to $500 per occurrence. Our policy is to estimate reserves based upon a number of factors, including known claims, estimated incurred but not reported claims, and third-party actuarial analysis. The third-party actuarial analysis is based on historical information along with certain assumptions about future events. These reserves are classified as other current and other long-term liabilities within the balance sheets.

The Company self-insures our group health claims up to an annual stop loss limit of $250 per participant. Historical group insurance loss experience forms the basis for the recognition of group health insurance reserves.

Retirement Benefits:

Certain employees of the Company are covered under a profit-sharing and retirement savings plan. The plan provides for a matching contribution for eligible employees of 50% of each dollar contributed by the employee up to 6% of the employee’s compensation. In addition, the plan provides an annual contribution in amounts authorized by the Board of Directors, subject to the terms and conditions of the plan.

Hillman Canada sponsors a Deferred Profit Sharing Plan (“DPSP”) and a Group Registered Retirement Savings Plan (“RRSP”) for all qualified, full-time employees, with at least three months of continuous service. DPSP is an employer-sponsored profit sharing plan registered as a trust with the Canada Revenue Agency (“CRA”). On a periodic basis, Hillman Canada shares business profits with employees by contributing to the DPSP on each employee’s behalf. Employees do not contribute to the DPSP. There is no minimum required contribution; however, DPSPs are subject to maximum contribution limits set by the CRA. The DPSP is offered in conjunction with a RRSP. All eligible employees may contribute an additional voluntary amount of up to eight percent of the employee’s gross earnings. Hillman Canada is required to match 100% of all employee contributions up to 2% of the employee’s compensation. The assets of the RRSP are held separately from those of Hillman Canada in independently administered funds.

Retirement benefit costs were $3,343, $2,725, and $2,567 in the years ended December 26, 2020, December 28, 2019, and December 29, 2018, respectively.

Revenue Recognition:

Revenue is recognized when control of goods or services is transferred to our customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. Sales and other taxes the Company collects concurrent with revenue-producing activities are excluded from revenue.

The Company offers a variety of sales incentives to its customers primarily in the form of discounts and rebates. Discounts are recognized in the Consolidated Financial Statements at the date of the related sale. Rebates are based on the revenue to date and the contractual rebate percentage to be paid. A portion of the cost of the rebate is allocated to each underlying sales transaction. Discounts and rebate are included in the determination of net sales.

The Company also establishes reserves for customer returns and allowances. The reserve is established based on historical rates of returns and allowances. The reserve is adjusted quarterly based on actual experience. Discounts and allowances are included in the determination of net sales.

The following table disaggregates our revenue by product category:

	Hardware and	Robotics and		Total
	Protective Solutions	Digital Solutions	Canada	Revenue
Year Ended December 26, 2020
Fastening and Hardware	$706,865	$—	$131,493	$838,358
Personal Protective	317,527	—	239	317,766
Keys and Key Accessories	—	157,828	2,878	160,706
Engraving	—	51,423	6	51,429
Resharp	—	36	—	36
Consolidated	$1,024,392	$209,287	$134,616	$1,368,295
Year Ended December 28, 2019
Fastening and Hardware	$607,247	$—	$121,242	$728,489
Personal Protective	245,769	—	—	245,769
Keys and Key Accessories	—	185,451	4,009	189,460
Engraving	—	50,613	9	50,622
Resharp	—	22	—	22
Consolidated	$853,016	$236,086	$125,260	$1,214,362
Year Ended December 29, 2018
Fastening and Hardware	$581,269	$—	$137,186	$718,455
Personal Protective	55,448	—	—	55,448
Keys and Key Accessories	—	143,898	4,217	148,115
Engraving	—	52,145	12	52,157
Resharp	—	—	—	—
Consolidated	$636,717	$196,043	$141,415	$974,175

The following table disaggregates our revenue by geographic location:

	Hardware and	Robotics and		Total
	Protective Solutions	Digital Solutions	Canada	Revenue
Year Ended December 26, 2020
United States	$1,007,135	$207,283	$—	$1,214,418
Canada	7,789	2,004	134,616	144,409
Mexico	9,468	—	—	9,468
Consolidated	$1,024,392	$209,287	$134,616	$1,368,295
Year Ended December 28, 2019
United States	$835,957	$234,216	$—	$1,070,173
Canada	5,905	1,870	125,260	133,035
Mexico	11,154	—	—	11,154
Consolidated	$853,016	$236,086	$125,260	$1,214,362
Year Ended December 29, 2018
United States	$626,490	$195,538	$—	$822,028
Canada	1,944	505	141,415	143,864
Mexico	8,283	—	—	8,283
Consolidated	$636,717	$196,043	$141,415	$974,175

Our revenue by geography is allocated based on the location of our sales operations. Our Hardware and Protective Solutions segment contains sales of Big Time personal protective equipment into Canada. Our Robotics and Digital Solutions segment contains sales of MinuteKey Canada.

Hardware and Protective Solutions revenues consist primarily of the delivery of fasteners, anchors, specialty fastening products, and personal protective equipment such as gloves and eye-wear as well as in-store merchandising services for the related product category.

Robotics and Digital Solutions revenues consist primarily of sales of keys and identification tags through self service key duplication and engraving kiosks. It also includes our associate-assisted key duplication systems and key accessories.

Canada revenues consist primarily of the delivery to Canadian customers of fasteners and related hardware items, threaded rod, keys, key duplicating systems, accessories, personal protective equipment, and identification items as well as in-store merchandising services for the related product category.

The Company’s performance obligations under its arrangements with customers are providing products, in-store merchandising services, and access to key duplicating and engraving equipment. Generally, the price of the merchandising services and the access to the key duplicating and engraving equipment is included in the price of the related products. Control of products is transferred upon delivery of the products. Judgment is required in determining the time at which to recognize revenue for the in-store services and the access to key duplicating and engraving equipment. Revenue is recognized for in-store service and access to key duplicating and engraving equipment as the related products are delivered, which approximates a time-based recognition pattern. Therefore, the entire amount of consideration related to the sale of products, in-store merchandising services, and access to key duplicating and engraving equipment is recognized upon the delivery of the products.

The costs to obtain a contract are insignificant, and generally contract terms do not extend beyond one year. Therefore, these costs are expensed as incurred. Freight and shipping costs and the cost of our in-store merchandising services teams are recognized in selling, general, and administrative expense when control over products is transferred to the customer.

The Company used the practical expedient regarding the existence of a significant financing component as payments are due in less than one year after delivery of the products.

Shipping and Handling:

The costs incurred to ship product to customers, including freight and handling expenses, are included in selling, general, and administrative (“SG&A”) expenses on the Company’s Consolidated Statements of Comprehensive Loss.

Shipping and handling costs were $50,891, $47,713, and $42,458 in the years ended December 26, 2020, December 28, 2019, and December 29, 2018, respectively.

Research and Development:

The Company expenses research and development costs consisting primarily of internal wages and benefits in connection with improvements to the Company’s fastening product lines along with the key duplicating and engraving machines. The Company’s research and development costs were $2,876, $2,075, and $2,181 in the years ended December 26, 2020, December 28, 2019, and December 29, 2018, respectively.

Stock Based Compensation:

The Company has a stock-based employee compensation plan pursuant to which the Company may grant options, stock appreciation rights, restricted stock, and other stock-based awards. Hillman reflects the options granted in its stand-alone Consolidated Financial Statements in accordance with Accounting Standards Codification 718, Compensation — Stock Compensation (“ASC 718”). The Company uses a Black-Scholes option pricing model to determine the fair value of stock options on the dates of grant. The Black-Scholes pricing model requires various assumptions, including expected term, which is based on our historical experience and expected volatility which is estimated based on the average historical volatility of similar entities with publicly traded shares. The Company also makes assumptions regarding the risk-free interest rate and the expected dividend yield. The risk-free interest rate is based on the U.S. Treasury interest rate whose term is consistent with the expected term of the share-based award. The dividend yield on our common stock is assumed to be zero since we do not pay dividends and have no current plans to do so in the future. Determining the fair value of stock options at the grant date requires judgment, including estimates for the expected life of the share-based award, stock price volatility, dividend yield, and interest rate. These assumptions may differ significantly between grant dates because of changes in the actual results of these inputs that occur over time.

The Company makes assumptions in the determination of the fair value of the common stock underlying the stock-based awards granted. With the assistance of an independent third-party specialist, management assessed the value of the Company’s common stock based on a combination of the income approach and guideline public company method. Factors considered in connection with estimating these values:

●	The Company’s financial results and future financial projections;
●	The market value of equity interests in substantially similar businesses, which equity interests can be valued through nondiscretionary, objective means;
●	The lack of marketability of the Company’s common stock;
●	The likelihood of achieving a liquidity event, such as an initial public offering or business combination, given prevailing market conditions;
●	Industry outlook; and
●	General economic outlook, including economic growth, inflation and unemployment, interest rate environment and global economic trends

The fair value ultimately assigned to our common stock may take into account any number or combination of the various factors described above, based upon their applicability at the time of measurement. Determination of the fair value of our common stock also may involve the application of multiple valuation methodologies and approaches, with varying weighting applied to each methodology as of the grant date. Application of these approaches involves the use of estimates, judgment, and assumptions that are highly complex and subjective, such as those regarding the Company’s expected future revenue, expenses, and future cash flows; discount rates; market multiples; the selection of comparable companies; and the probability of possible future events. Changes in any or all of these estimates and assumptions or the relationships between those assumptions impact the valuations as of each valuation date and may have a material impact on the valuation of our common stock.

The Company revalues the common stock annually, unless changes in facts or circumstances indicate the need for a mid-year revaluation. The valuation of the Company’s common stock is historically performed at the end of our fiscal year. The share prices for the years ended December 26, 2020, December 28, 2019 and December 29, 2018 were $1,647.13, $1,315.00, and $1,168.00, respectively. The increases in the share price year over year reflect the Company’s revenue growth over that time period along with projected future growth in discounted cash flows and with the market inputs.

Stock-based compensation expense is recognized using a fair value based recognition method. Stock-based compensation cost is estimated at the grant date based on the fair value of the award and is recognized as expense over the requisite vesting period or performance period of the award on a straight-line basis. The stock-based compensation expense is recorded in general and administrative expenses. The plan is more fully described in Note 11 — Stock Based Compensation.

Repurchase of Shares:

When the Company’s shares are purchased for retirement, the excess of the purchase price over its par value is recorded entirely to additional paid-in capital subject to the limitation of the additional paid in capital when the shares were originally issued. When the Company’s shares are acquired for purposes other than retirement, the purchase price is shown separately as treasury stock.

Fair Value of Financial Instruments:

The Company uses the accounting guidance that applies to all assets and liabilities that are being measured and reported on a fair value basis. The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value hierarchy requires an entity to maximize the use of observable inputs, where available, and minimize the use of unobservable inputs when measuring fair value. Whenever possible, quoted prices in active markets are used to determine the fair value of the Company’s financial instruments.

Derivatives and Hedging:

The Company uses derivative financial instruments to manage its exposures to (1) interest rate fluctuations on its floating rate senior term loan and (2) fluctuations in foreign currency exchange rates. The Company measures those instruments at fair value and recognizes changes in the fair value of derivatives in earnings in the period of change, unless the derivative qualifies as an effective hedge that offsets certain exposures. The Company enters into derivative instrument transactions with financial institutions acting as the counter-party. The Company does not enter into derivative transactions for speculative purposes and, therefore, holds no derivative instruments for trading purposes.

The relationships between hedging instruments and hedged items are formally documented, in addition to the risk management objective and strategy for each hedge transaction. For interest rate swaps, the notional amounts, rates, and maturities of our interest rate swaps are closely matched to the related terms of hedged debt obligations. The critical terms of the interest rate swap are matched to the critical terms of the underlying hedged item to determine whether the derivatives used for hedging transactions are highly effective in offsetting changes in the cash flows of the underlying hedged item. If it is determined that a derivative ceases to be a highly effective hedge, the hedge accounting is discontinued and all subsequent derivative gains and losses are recognized in the statement of comprehensive income or loss.

Derivative instruments designated in hedging relationships that mitigate exposure to the variability in future cash flows of the variable-rate debt and foreign currency exchange rates are considered cash flow hedges. The Company records all derivative instruments in other assets or other liabilities on the Consolidated Balance Sheets at their fair values. If the derivative is designated as a cash flow hedge and the hedging relationship qualifies for hedge accounting, the effective portion of the change in the fair value of the derivative is recorded in other comprehensive income or loss. The change in fair value for instruments not qualifying for hedge accounting are recognized in the statement of comprehensive income or loss in the period of the change. See Note 13 — Derivatives and Hedging.

Translation of Foreign Currencies:

The translation of the Company’s Canadian and Mexican local currency based financial statements into U.S. dollars is performed for balance sheet accounts using exchange rates in effect at the balance sheet date and for revenue and expense accounts using an average exchange rate during the period. Cumulative translation adjustments are recorded as a component of accumulated other comprehensive loss in stockholder’s equity.

Use of Estimates in the Preparation of Financial Statements:

The preparation of Consolidated Financial Statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses for the reporting period. Actual results may differ from these estimates.

The extent to which COVID-19 impacts the Company's business and financial results will depend on numerous evolving factors including, but not limited to: the magnitude and duration of COVID-19, the extent to which it will impact worldwide macroeconomic conditions including interest rates, employment rates and health insurance coverage, the speed of the anticipated recovery, and governmental and business reactions to the pandemic. The Company assessed certain accounting matters that generally require consideration of forecasted financial information in context with the information reasonably available to the Company and the unknown future impacts COVID-19 as of December 26, 2020 and through the date of this report. The accounting matters assessed included, but were not limited to the carrying value of the goodwill and other long-lived assets. While there was not a material impact to the Company's Consolidated Financial Statements as of and for the year ended December 26, 2020, the Company's future assessment of the magnitude and duration of COVID-19, as well as other factors, could result in material impacts to the Company's Consolidated Financial Statements in future reporting periods.